COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	The following table is a summary of our material contractual lease commitments as of June 30, 2014:

Year Ending	Office Rent	Retail/Cultivation Facility Lease
2014	$88,968	$44,400
2015	177,936	88,800
2016	177,936	88,800
2017	88,968	88,800
2018	-	88,800
2019	-	29,600
Total	$533,808	$429,200
The minimum future lease payments under non-cancelable operating leases with remaining term in excess of one year at December 31, 2013 were as follows:

Year Ending	Amount

2014	196,531
2015	172,759
2016	172,759
2017	86,379
Total	$628,428